Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of Property Plant and Equipment Estimated Useful Lives and Residual Rate

Property, plant and equipment are carried at cost less accumulated depreciation and impairment, if any. Depreciation is calculated on a straight-line basis over the following estimated useful lives and residual value. Residual rate is determined based on the economic value of the property and equipment at the end of the estimated useful lives as a percentage of the original cost.

	Estimated useful lives	Residual rate
Computers and equipment	2-10 years	0%-5%
Vehicle	4 years	5%

Schedule of Amortization of Finite-Lived Intangible Assets Estimated Useful Lives	Amortization of finite-lived intangible assets is computed using the straight-line method over their estimated useful lives, which are as follows:
Estimated useful lives
Software	5 years

Schedule of Disaggregation of Revenue by Type of Contract	the following table disaggregates the Group’s revenue by type of contract for the years ended December 31, 2017, 2018 and 2019:
	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Sales to Xiaomi	739,464	1,311,852	2,112,170
—Xiaomi-branded products	654,950	1,175,332	1,859,499
—Viomi-branded products	84,514	136,520	250,593
—Rendering services	—	—	2,078
Sales to third-party customers	133,755	1,249,377	2,535,343
	873,219	2,561,229	4,647,513